Share-Based Incentive Compensation (details) - Restricted Stock (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 04, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted stock units, deferred stock units and performance share awards [Member]
Share-based compensation
Fair value of shares that vested during the year		$ 151	$ 146	$ 121
Summary of other equity instruments [Roll Forward]
Other equity instruments, granted, number	1,334,775
Other equity instruments, granted, weighted average grant-date fair value	$ 80.35
Restricted and deferred stock units [Member]
Summary of other equity instruments [Roll Forward]
Other equity instruments, outstanding, number, beginning of year		2,196,382
Other equity instruments, granted, number	739,874	763,358
Other equity instruments, vested, number		(962,737)
Other equity instruments, forfeited, number		(67,103)
Other equity instruments, outstanding, number, end of year		1,929,900
Other equity instruments, outstanding, weighted average grant-date fair value, beginning of year		$ 56.17
Other equity instruments, granted, weighted average grant-date fair value		$ 79.00
Other equity instruments, vested, weighted average grant-date fair value		$ 56.92
Other equity instruments, forfeited, weighted average grant-date fair value		$ 67.30
Other equity instruments, outstanding, weighted average grant-date fair value, end of year		$ 64.43
Restricted stock units [Member]
Share-based compensation
Award vesting period		3 years
Performance shares [Member]
Share-based compensation
Peformance period		3 years
Summary of other equity instruments [Roll Forward]
Other equity instruments, outstanding, number, beginning of year		1,438,221
Other equity instruments, granted, number	594,901	604,057
Other equity instruments, vested, number		(811,184)
Other equity instruments, forfeited, number		(37,793)
Other equity instruments, performance-based adjustment, number		211,053
Other equity instruments, outstanding, number, end of year		1,404,354
Other equity instruments, outstanding, weighted average grant-date fair value, beginning of year		$ 58.22
Other equity instruments, granted, weighted average grant-date fair value		$ 77.29
Other equity instruments, vested, weighted average grant-date fair value		$ 57.91
Other equity instruments, forfeited, weighted average grant-date fair value		$ 65.60
Other equity instruments, performance-based adjustment, weighted average grant-date fair value		$ 66.16
Other equity instruments, outstanding, weighted average grant-date fair value, end of year		$ 68.29
Performance shares [Member] | February 2010 [Member] | Minimum [Member]
Share-based compensation
Percentage of of performance shares to vest		50.00%
Performance shares [Member] | February 2010 [Member] | Maxiumum [Member]
Share-based compensation
Percentage of of performance shares to vest		150.00%
Performance shares [Member] | February 2011, 2012 and 2013 [Member] | Minimum [Member]
Share-based compensation
Percentage of of performance shares to vest		50.00%
Performance shares [Member] | February 2011, 2012 and 2013 [Member] | Maxiumum [Member]
Share-based compensation
Percentage of of performance shares to vest		130.00%
Performance shares [Member] | Feburary 2014 [Member] | Minimum [Member]
Share-based compensation
Percentage of of performance shares to vest		50.00%
Performance shares [Member] | Feburary 2014 [Member] | Maxiumum [Member]
Share-based compensation
Percentage of of performance shares to vest		150.00%